Income Tax Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Reconciliation between the income tax expense computed by applying the statutory tax rate to loss before income tax and the actual provision for income tax is as follows:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$ (Note 2)
Loss before income tax	(60,793)	(138,664)	(211,900)	(32,475)
Income tax computed at respective applicable tax rate	(15,198)	(32,091)	(48,606)	(7,449)
Research and development super-deduction(a)	(6,862)	(16,996)	(22,121)	(3,390)
Non-deductible expenses	23	346	100	15
Changes in valuation allowance	22,037	48,741	70,627	10,824

Income tax expense	—	—	—	—

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]	The tax effects of temporary differences that give rise to the deferred tax balances as of December 31, 2018, 2019 and 2020 are as follows:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$ (Note 2)
Deferred tax assets:
Net operating loss carry forward	22,651	70,374	140,905	21,595
Depreciation and amortization of property, equipment and software	1,777	2,795	2,892	443

Gross deferred tax assets	24,428	73,169	143,797	22,038
Less: valuation allowance	(24,428)	(73,169)	(143,797)	(22,038)

Total deferred tax assets, net	—	—	—	—

Summary of Valuation Allowance [Table Text Block]
Movement of the valuation allowance is as follows:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
				(Note 2)
Balance as of January 1	2,391	24,428	73,169	11,214
Addition	22,037	48,741	70,628	10,824

Balance as of December 31	24,428	73,169	143,797	22,038